Prepaid Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Prepaid Expense, Current [Abstract]
PREPAID EXPENSES

9. PREPAID

Prepaid expenses consisted of the following as of June 30, 2020 and December 31, 2019:

(Amounts in US$'s)	June 30, 2020	December 31, 2019
Prepaid products and services	$341,940	$873,617
Prepaid rent and security deposit	63,112	43,112
	$405,052	$916,729

6. PREPAID EXPENSES

Prepaid expenses consisted of the following as of December 31, 2019:

(Amounts in US$'s)	December 31, 2019
Prepaid products and services	$873,617
Prepaid rent and security deposit	43,112
$916,729